Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Contract revenues	$ 3,951,649	$ 6,825,879	$ 4,169,931
Contract costs	3,539,478	4,385,279	3,384,227
Gross profit	412,171	2,440,600	785,704
Selling expenses
General and administrative expenses	2,961,046	3,211,690	1,427,156
Total operating expenses	2,961,046	3,211,690	1,427,156
Operating loss	(2,548,875)	(771,090)	(641,452)
Other income (expenses)
Other income	134,719	183,800	79,948
Interest expense	(129,803)	(61,564)	(35,377)
Total other income, net	4,916	122,236	44,571
Loss before taxes	(2,543,959)	(648,854)	(596,881)
Provision for income taxes
Net loss	(2,543,959)	(648,854)	(596,881)
Other comprehensive income (loss)
Foreign currency translation adjustment	30,033	21,224	(130)
Total comprehensive loss	$ (2,513,926)	$ (627,630)	$ (597,011)
Loss per share - Basic	$ (0.17)	$ (0.04)	$ (0.05)
Loss per share - Diluted	$ (0.17)	$ (0.04)	$ (0.05)
Weighted average shares outstanding - Basic	15,180,451	14,284,276	12,000,000
Weighted average shares outstanding - Diluted	15,180,451	14,284,276	12,000,000